EVENTS AFTER THE REPORTING YEAR	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING YEAR	EVENTS AFTER THE REPORTING YEAR
Leniolisib FDA Approval
In August 2019, Pharming entered into a development collaboration and license agreement with Novartis to develop and commercialize leniolisib, a small molecule phosphoinositide 3-kinase delta (P13Kδ) inhibitor being developed by Novartis to treat patients with Activated Phosphoinositide 3-kinase Delta Syndrome (APDS). In November 2022, Pharming submitted regulatory filings to the FDA and EMA for the purpose to commercialize leniolisib. On March 24, 2023, Pharming received FDA approval for the commercialization of leniolisib in the United States. Pharming is preparing its first leniolisib sale in the second quarter of 2023. We anticipate that the CHMP will issue its opinion on the leniolisib MAA in the second half of 2023 and expect European marketing authorisation approximately two months later. For further details, refer to Note 23 of the consolidated financial statements.
Management identified no other events after the reporting period affecting the 2022 financial statements.